EXHIBIT 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures (“AUP Report”)

DLL Finance LLC

1111 Old Eagle School Road

Wayne, PA 19087

Ladies and Gentlemen:

PricewaterhouseCoopers LLP (“we”, “us” or “PwC”) has performed the procedures enumerated below, which were agreed to by DLL Finance LLC, Credit Suisse Securities (USA) LLC, Barclays Capital Inc., Citigroup Global Markets, Inc., and Rabo Securities USA, Inc., (collectively referred to herein as the “Specified Parties”), solely to assist you in determining the accuracy of certain attributes of certain collateral assets which may be included in the issuance of asset-backed notes by DLLAA 2021-1 LLC (the “Transaction”). DLL Finance LLC (the “Company” or “Responsible Party”) is responsible for the accuracy of the attributes of the collateral assets which may be included in the Transaction.

The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this AUP Report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties agreed on a sample size of 150 receivables, which the Company represents, is as of February 28, 2021 and was selected randomly by Credit Suisse Securities (USA) LLC from a pool of assets intended to be transferred to DLLAA 2021-1 LLC as part of the Transaction (the “Sample Receivables”).

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

(i)

The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

(ii)	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

Report of Independent Accountants on Applying Agreed-Upon Procedures
DLLAA 2021-1
April 16, 2021
Page 2 of 5

(iii)	The value of collateral securing such assets; and

(iv)	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this AUP Report.

With respect to any terms or requirements of the offering memorandum or other Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering memorandum or other Transaction documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;

(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;

(iii)	The reasonableness of any of the assumptions or instructions provided by the Company; and

(iv)

The adequacy of the sample size, as provided by the Company and accepted by the Specified Parties, nor do we draw any conclusions about the entire pool of receivables based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

I.	Data, Information, and Documents Provided

The Company provided the following data, information and documents:

A.	For each Sample Receivable, screenshots from InfoLease, the Company’s receivable system received by us on March 23, 2021 (the “Receivable Files”).

B.

An Excel data file containing certain data fields for the Sample Receivables which the Company represents is extracted from the Company’s InfoLease system as of February 28, 2021 (the “Sample Receivables Extract File”).

The data, information and documents listed above are collectively referred to as the “Data, Information, and Documents”.

Report of Independent Accountants on Applying Agreed-Upon Procedures
DLLAA 2021-1
April 16, 2021
Page 3 of 5

II.	Procedures Performed

We performed the following agreed-upon procedures on the Sample Receivables. For purposes of the procedures below, dollar amounts and percentages that differ only as a result of rounding were deemed to be in agreement. In the event that a Receivable File was not clear, data was missing, or there was a question about the information contained in the document relevant to performance of the agreed-upon procedures, we contacted a Company representative for clarification prior to reporting any findings. Our findings as a result of performing the procedures are reported in Exhibit I.

A.	For each Sample Receivable, we compared the items listed below and as set forth in the Sample Receivables Extract File to the respective information contained in the Receivable Files:

1.	Billing/Customer State
2.	Original Term
3.	Collateral Type
4.	New/Used
5.	Payment Frequency
6.	CBR (Contract Balance Remaining)
7.	APR
8.	Original Principal Balance (Equipment Cost)
9.	Residual

***

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the accuracy of certain attributes of certain collateral assets which may be included in the Transaction. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This AUP Report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933) and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this AUP Report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

(i)	Rely upon this AUP Report, and any use of this AUP Report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;

(ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this AUP Report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

Report of Independent Accountants on Applying Agreed-Upon Procedures
DLLAA 2021-1
April 16, 2021
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The procedures enumerated above were performed as of the date of this AUP Report, and we disclaim any consideration of any events and circumstances occurring after the date of this AUP Report. Further, we have no obligation to update this AUP Report because of events occurring, or data or information coming to our attention, subsequent to the date of this AUP Report.

/s/ PricewaterhouseCoopers LLP

April 16, 2021

Report of Independent Accountants on Applying Agreed-Upon Procedures
DLLAA 2021-1
April 16, 2021
Page 5 of 5

Exhibit I

No exceptions were identified.